DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets - Prior to offsetting of balances within same taxing jurisdiction [Member] - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets		£ 4,731	£ 5,314
Deferred Tax Liabilities		(2,278)	(2,705)
(Charge) credit to the income statement		(15)	192
(Charge) credit to other comprehensive income		(1)	229
Exchange and other adjustments		(1)	6
(Charge) credit to the income statement		(11)	(348)
(Charge) credit to other comprehensive income		190	(230)
Other (charge) credit to equity		7	(5)
Deferred Tax Assets		4,917	4,731
Deferred Tax Liabilities		(2,295)	(2,278)
Tax Losses [Member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets		3,778	4,034
(Charge) credit to the income statement		(167)	(256)
Deferred Tax Assets		3,611	3,778
Property, Plant and Equipment [Member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets		643	743
(Charge) credit to the income statement		(1)	(100)
Deferred Tax Assets		642	643
Pension defined benefit plans [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets		62	90
(Charge) credit to the income statement		(83)	64
(Charge) credit to other comprehensive income		74	(92)
Deferred Tax Assets		53	62
Other provisions [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets		197	380
(Charge) credit to the income statement		(87)	(45)
(Charge) credit to other comprehensive income		116	(138)
Deferred Tax Assets		226	197
Share-based payment arrangements [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets		40	51
(Charge) credit to the income statement		4	(6)
Other (charge) credit to equity		7	(5)
Deferred Tax Assets		51	40
Other temporary differences [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Assets		11	16
Deferred Tax Liabilities		(127)	(140)
(Charge) credit to the income statement		(35)	7
Exchange and other adjustments		(1)	6
(Charge) credit to the income statement		174	(5)
Deferred Tax Assets		185	11
Deferred Tax Liabilities		(163)	(127)
Derivatives [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Liabilities		(405)	(499)
(Charge) credit to the income statement		(48)	(19)
(Charge) credit to other comprehensive income		(148)	113
(Charge) credit to the income statement		149
Deferred Tax Assets		149
Deferred Tax Liabilities		(601)	(405)
Long-term assurance business [Member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Liabilities		(637)	(799)
(Charge) credit to the income statement		(193)	162
Deferred Tax Liabilities		(830)	(637)
Acquisition Fair Value [Member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Liabilities		(737)	(879)
(Charge) credit to the income statement		221	142
Deferred Tax Liabilities		(516)	(737)
Pension assets [member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Liabilities		(273)	(181)
(Charge) credit to the income statement		59	(67)
(Charge) credit to other comprehensive income		64	(25)
Deferred Tax Liabilities		(150)	(273)
Revaluation of Assets [Member]
DEFERRED TAX (Details) - Movements in deferred tax liabilities and assets [Line Items]
Deferred Tax Liabilities	[1]	(99)	(207)
(Charge) credit to the income statement	[1]	(19)	(33)
(Charge) credit to other comprehensive income	[1]	83	141
Exchange and other adjustments	[1]
Deferred Tax Liabilities	[1]	£ (35)	£ (99)

[1]	Financial assets at fair value through other comprehensive income.